Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts receivable, net
Schedule of accounts receivable

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	49,723	44,073	6,496
Less: allowance for credit losses	(6,495)	(5,047)	(744)
Total accounts receivable, net	43,228	39,026	5,752

Schedule of movement in allowance for credit losses

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Balance at beginning of the period	4,916	6,495	957
Provisions	3,320	(1,057)	(156)
Write-offs	(1,741)	(391)	(57)
Balance at end of the period	6,495	5,047	744